UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-04797

                   OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: OCTOBER 31

                   Date of reporting period: OCTOBER 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Insurance                                                                  11.3%
--------------------------------------------------------------------------------
Diversified Financial Services                                              9.9
--------------------------------------------------------------------------------
Multi-Utilities & Unregulated Power                                         7.0
--------------------------------------------------------------------------------
Media                                                                       5.9
--------------------------------------------------------------------------------
Commercial Banks                                                            5.6
--------------------------------------------------------------------------------
Aerospace & Defense                                                         5.5
--------------------------------------------------------------------------------
Electronic Equipment & Instruments                                          5.1
--------------------------------------------------------------------------------
Specialty Retail                                                            4.9
--------------------------------------------------------------------------------
Life Sciences Tools & Services                                              4.5
--------------------------------------------------------------------------------
Health Care Providers & Services                                            3.6

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2006, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                        4.3%
--------------------------------------------------------------------------------
Duke Energy Corp.                                                           3.9
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             3.9
--------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                                           3.2
--------------------------------------------------------------------------------
Zions Bancorp                                                               3.1
--------------------------------------------------------------------------------
Laboratory Corp. of America Holdings                                        3.1
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                        3.1
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                   2.7
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                                         2.7
--------------------------------------------------------------------------------
Thermo Electron Corp.                                                       2.7

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2006, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                 7 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                                               32.4%
  Insurance                                              11.5
  Diversified Financial Services                         10.1
  Commercial Banks                                        5.8
  Capital Markets                                         2.8
  Thrifts & Mortgage Finance                              2.2
Consumer Discretionary                                   17.1
Health Care                                              13.4
Information Technology                                   12.8
Industrials                                              10.1
Utilities                                                 7.2
Energy                                                    3.8
Telecommunication Services                                1.8
Materials                                                 1.4

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2006, and are based on the total market value of common stocks.
--------------------------------------------------------------------------------


                 8 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED OCTOBER 31, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Oppenheimer Quest Capital Value Fund, Inc. outpaced the broad U.S. equity market during the one-year period ended October 31, 2006. We attribute the outperformance to favorable sector allocation and, more importantly, good individual stock selections. Strong gains for holdings in a variety of industries were only partially offset by the Fund's few underachievers.

      As always, we selected stocks based on a combination of the companies' unique merits, attractive purchase prices and our views of how specific businesses would be affected by the macro environment--in this case, moderating but still positive economic growth in the United States and robust economic expansion overseas. The market, in contrast, increasingly agonized about rising interest rates and the possibility of a U.S. recession. In keeping with our more sanguine outlook, we chose to capitalize on the market's fears, finding undervalued opportunities in beaten-down sectors like information technology, consumer discretionary, industrials and financial services. This strategy worked well; among the top contributors to results were JPMorgan Chase & Co., TJX Cos., Inc., Amphenol Corp. and Continental Airlines, Inc. We have since exited our position in Continental Airlines.

      At JPMorgan Chase, strategic acquisitions, cost-cutting efforts and a managerial turnaround helped to override the market's interest rate concerns. Continental benefited from much improved industry conditions, including higher traffic volumes, declining fuel costs as the period progressed, and a stable labor situation. TJX, owner of the TJ Maxx and Marshall's discount retail stores, rebounded as investors realized they had overestimated the impact of high gas prices on consumer spending. Another positive for this stock: a management change that brought discipline back to TJX's purchasing process. Amphenol, a maker of electronic connectors, is growing along with the expanding use of electronics in a wide variety of products, including consumer goods. In addition to this positive secular trend, Amphenol benefits from a strategy of customization. Working with end-product manufacturers early in their design processes, Amphenol manufactures connectors to customers' individual specifications. Once Amphenol's connectors are "designed in" in this way, customers are less likely to switch to another supplier.

      The gains for these and others stocks were modestly offset by weakness in two automotive-supplier manufacturers (Gentex Corp. and Lear Corp.), an industrial holding (ChoicePoint, Inc.) and at Omnicare, Inc. a provider of pharmaceuticals and pharmacy services to nursing, assisted living and healthcare facilities. Omnicare was hurt by a dispute with its largest customer.


                 9 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      We sold our position in Lear Corp., which designs and manufacturers automotive interior systems and components. Feeling the effects of troubles at its biggest customers, America's major auto manufacturers, the company is struggling to find a reliable way to improve profits. Gentex also has been impacted by the weakness among American auto makers, as well as manufacturing issues of its own. We maintained our position in Gentex, however, in the belief that this company can recover. We also maintained our investments in ChoicePoint. ChoicePoint, a provider of data and data analysis to industry and government, experienced slower-than-expected growth. In both cases, we believe the issues can be resolved positively.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until October 31, 2006. In the case of Class A shares, performance is measured over a ten-fiscal-year period. In the case of Class B and Class C, performance is measured from inception of those classes on March 3, 1997. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Standard & Poor's (S&P) 500 Index, a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                 10 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

      CLASS A SHARES
      COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
         Oppenheimer Quest Capital Value Fund, Inc.(SM) (Class A)
         S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                          Oppenheimer Quest
                         Capital Value Fund,
                          Inc.(SM) (Class A)                 S&P 500 Index
                         -------------------                 -------------
10/31/1996                    $  9,425                         $ 10,000
01/31/1997                    $  9,571                         $ 13,062
04/30/1997                    $  9,037                         $ 13,378
07/31/1997                    $ 10,456                         $ 16,006
10/31/1997                    $ 10,795                         $ 15,406
01/31/1998                    $ 10,972                         $ 16,576
04/30/1998                    $ 12,507                         $ 18,871
07/31/1998                    $ 12,465                         $ 19,096
10/31/1998                    $ 12,229                         $ 18,797
01/31/1999                    $ 13,663                         $ 21,965
04/30/1999                    $ 13,867                         $ 22,991
07/31/1999                    $ 13,198                         $ 22,954
10/31/1999                    $ 13,265                         $ 23,621
01/31/2000                    $ 13,167                         $ 24,236
04/30/2000                    $ 14,679                         $ 25,318
07/31/2000                    $ 14,945                         $ 25,012
10/31/2000                    $ 16,001                         $ 25,056
01/31/2001                    $ 16,531                         $ 24,018
04/30/2001                    $ 16,193                         $ 22,035
07/31/2001                    $ 15,911                         $ 21,430
10/31/2001                    $ 14,415                         $ 18,820
01/31/2002                    $ 15,630                         $ 20,143
04/30/2002                    $ 15,884                         $ 19,255
07/31/2002                    $ 13,301                         $ 16,369
10/31/2002                    $ 13,421                         $ 15,979
01/31/2003                    $ 13,245                         $ 15,509
04/30/2003                    $ 13,976                         $ 16,693
07/31/2003                    $ 15,370                         $ 18,110
10/31/2003                    $ 16,686                         $ 19,300
01/31/2004                    $ 18,115                         $ 20,866
04/30/2004                    $ 18,009                         $ 20,510
07/31/2004                    $ 18,434                         $ 20,494
10/31/2004                    $ 19,058                         $ 21,117
01/31/2005                    $ 20,405                         $ 22,165
04/30/2005                    $ 20,206                         $ 21,809
07/31/2005                    $ 21,461                         $ 23,372
10/31/2005                    $ 20,926                         $ 22,957
01/31/2006                    $ 23,200                         $ 24,464
04/30/2006                    $ 24,322                         $ 25,169
07/31/2006                    $ 23,157                         $ 24,629
10/31/2006                    $ 24,781                         $ 26,705

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 10/31/06

1-Year  11.62%    5-Year  10.13%    10-Year  9.50%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE "SINCE-INCEPTION" RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 15 FOR FURTHER INFORMATION.


                 11 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      CLASS B SHARES
      COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
         Oppenheimer Quest Capital Value Fund, Inc.(SM) (Class B)
         S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                          Oppenheimer Quest
                         Capital Value Fund,
                          Inc.(SM) (Class B)                 S&P 500 Index
                         -------------------                 -------------
03/03/1997                    $ 10,000                         $ 10,000
04/30/1997                    $  9,387                         $ 10,162
07/31/1997                    $ 10,842                         $ 12,158
10/31/1997                    $ 11,180                         $ 11,702
01/31/1998                    $ 11,344                         $ 12,591
04/30/1998                    $ 12,911                         $ 14,335
07/31/1998                    $ 12,844                         $ 14,506
10/31/1998                    $ 12,582                         $ 14,278
01/31/1999                    $ 14,034                         $ 16,685
04/30/1999                    $ 14,223                         $ 17,464
07/31/1999                    $ 13,517                         $ 17,436
10/31/1999                    $ 13,566                         $ 17,942
01/31/2000                    $ 13,455                         $ 18,410
04/30/2000                    $ 14,976                         $ 19,231
07/31/2000                    $ 15,229                         $ 19,000
10/31/2000                    $ 16,283                         $ 19,033
01/31/2001                    $ 16,801                         $ 18,244
04/30/2001                    $ 16,429                         $ 16,738
07/31/2001                    $ 16,115                         $ 16,278
10/31/2001                    $ 14,577                         $ 14,296
01/31/2002                    $ 15,782                         $ 15,300
04/30/2002                    $ 16,013                         $ 14,626
07/31/2002                    $ 13,390                         $ 12,434
10/31/2002                    $ 13,480                         $ 12,138
01/31/2003                    $ 13,278                         $ 11,780
04/30/2003                    $ 14,012                         $ 12,680
07/31/2003                    $ 15,409                         $ 13,757
10/31/2003                    $ 16,729                         $ 14,661
01/31/2004                    $ 18,162                         $ 15,850
04/30/2004                    $ 18,055                         $ 15,580
07/31/2004                    $ 18,481                         $ 15,567
10/31/2004                    $ 19,107                         $ 16,040
01/31/2005                    $ 20,457                         $ 16,836
04/30/2005                    $ 20,258                         $ 16,566
07/31/2005                    $ 21,516                         $ 17,754
10/31/2005                    $ 20,979                         $ 17,438
01/31/2006                    $ 23,259                         $ 18,583
04/30/2006                    $ 24,384                         $ 19,118
07/31/2006                    $ 23,217                         $ 18,708
10/31/2006                    $ 24,845                         $ 20,285

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 10/31/06

1-Year  12.37%    5-Year  10.25%    Since Inception (3/3/97)  9.88%


                 12 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

      CLASS C SHARES
      COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
         Oppenheimer Quest Capital Value Fund, Inc.(SM) (Class C)
         S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                          Oppenheimer Quest
                         Capital Value Fund,
                         Inc.(SM) (Class C)                  S&P 500 Index
                         -------------------                 -------------
03/03/1997                    $ 10,000                         $ 10,000
04/30/1997                    $  9,390                         $ 10,162
07/31/1997                    $ 10,845                         $ 12,158
10/31/1997                    $ 11,182                         $ 11,702
01/31/1998                    $ 11,346                         $ 12,591
04/30/1998                    $ 12,912                         $ 14,335
07/31/1998                    $ 12,845                         $ 14,506
10/31/1998                    $ 12,579                         $ 14,278
01/31/1999                    $ 14,030                         $ 16,685
04/30/1999                    $ 14,218                         $ 17,464
07/31/1999                    $ 13,513                         $ 17,436
10/31/1999                    $ 13,562                         $ 17,942
01/31/2000                    $ 13,451                         $ 18,410
04/30/2000                    $ 14,975                         $ 19,231
07/31/2000                    $ 15,223                         $ 19,000
10/31/2000                    $ 16,281                         $ 19,033
01/31/2001                    $ 16,793                         $ 18,244
04/30/2001                    $ 16,429                         $ 16,738
07/31/2001                    $ 16,116                         $ 16,278
10/31/2001                    $ 14,572                         $ 14,296
01/31/2002                    $ 15,783                         $ 15,300
04/30/2002                    $ 16,014                         $ 14,626
07/31/2002                    $ 13,387                         $ 12,434
10/31/2002                    $ 13,476                         $ 12,138
01/31/2003                    $ 13,275                         $ 11,780
04/30/2003                    $ 13,982                         $ 12,680
07/31/2003                    $ 15,344                         $ 13,757
10/31/2003                    $ 16,624                         $ 14,661
01/31/2004                    $ 18,008                         $ 15,850
04/30/2004                    $ 17,866                         $ 15,580
07/31/2004                    $ 18,241                         $ 15,567
10/31/2004                    $ 18,818                         $ 16,040
01/31/2005                    $ 20,099                         $ 16,836
04/30/2005                    $ 19,862                         $ 16,566
07/31/2005                    $ 21,043                         $ 17,754
10/31/2005                    $ 20,473                         $ 17,438
01/31/2006                    $ 22,646                         $ 18,583
04/30/2006                    $ 23,696                         $ 19,118
07/31/2006                    $ 22,499                         $ 18,708
10/31/2006                    $ 24,034                         $ 20,285

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 10/31/06

1-Year  16.39%    5-Year  10.53%    Since Inception (3/3/97)  9.50%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE "SINCE-INCEPTION" RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 15 FOR FURTHER INFORMATION.


                 13 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      CLASS N SHARES
      COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
         Oppenheimer Quest Capital Value Fund, Inc.(SM) (Class N)
         S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                          Oppenheimer Quest
                         Capital Value Fund,
                         Inc.(SM) (Class N)                  S&P 500 Index
                         -------------------                 -------------
03/01/2001                    $ 10,000                         $ 10,000
04/30/2001                    $ 10,103                         $ 10,094
07/31/2001                    $  9,914                         $  9,817
10/31/2001                    $  8,981                         $  8,621
01/31/2002                    $  9,739                         $  9,227
04/30/2002                    $  9,884                         $  8,821
07/31/2002                    $  8,277                         $  7,499
10/31/2002                    $  8,343                         $  7,320
01/31/2003                    $  8,233                         $  7,104
04/30/2003                    $  8,677                         $  7,647
07/31/2003                    $  9,537                         $  8,296
10/31/2003                    $ 10,345                         $  8,841
01/31/2004                    $ 11,219                         $  9,559
04/30/2004                    $ 11,144                         $  9,396
07/31/2004                    $ 11,392                         $  9,388
10/31/2004                    $ 11,768                         $  9,674
01/31/2005                    $ 12,581                         $ 10,154
04/30/2005                    $ 12,447                         $  9,991
07/31/2005                    $ 13,207                         $ 10,707
10/31/2005                    $ 12,863                         $ 10,517
01/31/2006                    $ 14,249                         $ 11,207
04/30/2006                    $ 14,925                         $ 11,530
07/31/2006                    $ 14,191                         $ 11,282
10/31/2006                    $ 15,170                         $ 12,234

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 10/31/06

1-Year  16.93%    5-Year  11.05%    Since Inception (3/1/01)  7.63%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE "SINCE-INCEPTION" RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 15 FOR FURTHER INFORMATION.


                 14 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

OppenheimerFunds, Inc. became the Fund's advisor on 2/28/97. The Fund's subadvisor since 1/1/05 is Oppenheimer Capital LLC, parent to the Fund's subadvisor prior to 1/1/05, OpCap Advisors (the Fund's advisor until 2/28/97). The Fund commenced operations on 2/13/87 as a closed-end investment company, formerly named Quest for Value Dual Purpose Fund, Inc., with a dual purpose structure and two classes of shares, Income shares and Capital shares. Under the prior dual-purpose structure, Capital shares were entitled to all gains and losses on all Fund assets and no expenses were allocated to such shares; the Income shares bore all of the Fund's operating expenses. On 1/31/97, the Fund redeemed its Income shares, which are no longer outstanding, and its dual-purpose structure terminated. On 3/3/97, the Fund converted from a closed-end fund to an open-end fund, and its outstanding Capital shares were designated as Class A shares now bearing their allocable share of the Fund's expenses.


                 15 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES
--------------------------------------------------------------------------------

CLASS A (formerly Capital) shares of the Fund were first publicly offered on 2/13/87. Unless otherwise noted, Class A shares total returns reflect the historical performance of the Class A shares of the Fund (formerly Capital shares) as adjusted for the fees and expenses of Class A shares in effect as of 3/3/97 (without giving effect to any fee waivers). Unless otherwise noted, average annual total returns for Class A shares includes the current 5.75% maximum initial sales charge. Class A shares are subject to a maximum annual 0.25% asset-based sales charge currently. The asset-based sales charge is subject to a voluntary waiver of a portion or all of the charge as described in the Prospectus, and the Board of Directors has set the rate at zero.

CLASS B shares of the Fund were first publicly offered on 3/3/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since-inception" returns for Class B uses Class A performance for the period after conversion. Class B shares are subject to a maximum annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 3/3/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                 16 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                 17 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                    BEGINNING     ENDING        EXPENSES
                                    ACCOUNT       ACCOUNT       PAID DURING
                                    VALUE         VALUE         6 MONTHS ENDED
                                    (5/1/06)      (10/31/06)    OCTOBER 31, 2006
--------------------------------------------------------------------------------
Class A Actual                      $1,000.00     $1,018.90      $ 6.53
--------------------------------------------------------------------------------
Class A Hypothetical                 1,000.00      1,018.75        6.53
--------------------------------------------------------------------------------
Class B Actual                       1,000.00      1,014.30       11.03
--------------------------------------------------------------------------------
Class B Hypothetical                 1,000.00      1,014.32       11.03
--------------------------------------------------------------------------------
Class C Actual                       1,000.00      1,014.30       11.03
--------------------------------------------------------------------------------
Class C Hypothetical                 1,000.00      1,014.32       11.03
--------------------------------------------------------------------------------
Class N Actual                       1,000.00      1,016.40        8.73
--------------------------------------------------------------------------------
Class N Hypothetical                 1,000.00      1,016.59        8.73

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended October 31, 2006 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A       1.28%
------------------------
Class B       2.16
------------------------
Class C       2.16
------------------------
Class N       1.71

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                 18 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS  October 31, 2006
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--97.8%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--16.7%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.8%
Gentex Corp.                                           291,521   $    4,638,099
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.2%
Centex Corp.                                           221,300       11,573,990
--------------------------------------------------------------------------------
MEDIA--5.9%
Lamar Advertising Co.,
Cl. A 1                                                126,800        7,313,824
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                    140,421       14,245,710
--------------------------------------------------------------------------------
WPP Group plc,
Sponsored ADR                                          154,600        9,894,400
                                                                 ---------------
                                                                     31,453,934

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.2%
Federated Department
Stores, Inc.                                           144,200        6,331,822
--------------------------------------------------------------------------------
SPECIALTY RETAIL--4.9%
Claire's Stores, Inc.                                  332,100        9,415,035
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                   573,500       16,602,825
                                                                 ---------------
                                                                     26,017,860

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.7%
K-Swiss, Inc., Cl. A                                   258,000        9,112,560
--------------------------------------------------------------------------------
ENERGY--3.7%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.9%
National Oilwell
Varco, Inc. 1                                           74,000        4,469,600
--------------------------------------------------------------------------------
OIL & GAS--2.8%
ConocoPhillips                                          86,200        5,192,688
--------------------------------------------------------------------------------
Range Resources Corp.                                  158,400        4,300,560
--------------------------------------------------------------------------------
XTO Energy, Inc.                                       120,500        5,622,530
                                                                 ---------------
                                                                     15,115,778

--------------------------------------------------------------------------------
FINANCIALS--31.7%
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.7%
Merrill Lynch & Co.,
Inc.                                                   165,600       14,476,752
--------------------------------------------------------------------------------
COMMERCIAL BANKS--5.6%
M&T Bank Corp.                                          45,300        5,517,993

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Prosperity Bancshares,
Inc.                                                    81,700   $    2,834,173
--------------------------------------------------------------------------------
TCF Financial Corp.                                    188,600        4,909,258
--------------------------------------------------------------------------------
Zions Bancorp                                          208,000       16,723,200
                                                                 ---------------
                                                                     29,984,624

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--9.9%
CIT Group, Inc.                                        177,700        9,249,285
--------------------------------------------------------------------------------
Citigroup, Inc.                                        417,700       20,951,832
--------------------------------------------------------------------------------
JPMorgan
Chase & Co.                                            477,700       22,662,088
                                                                 ---------------
                                                                     52,863,205

--------------------------------------------------------------------------------
INSURANCE--11.3%
Conseco, Inc. 1                                        300,300        6,108,102
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                  127,600       12,655,368
--------------------------------------------------------------------------------
Hartford Financial
Services Group, Inc.
(The)                                                   93,300        8,132,961
--------------------------------------------------------------------------------
MBIA, Inc.                                              82,900        5,141,458
--------------------------------------------------------------------------------
Partnerre Holdings
Ltd.                                                   110,200        7,705,184
--------------------------------------------------------------------------------
Reinsurance Group
of America, Inc.                                       221,700       12,503,880
--------------------------------------------------------------------------------
StanCorp Financial
Group, Inc.                                            172,200        7,867,818
                                                                 ---------------
                                                                     60,114,771

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.2%
MGIC Investment
Corp.                                                  197,000       11,575,720
--------------------------------------------------------------------------------
HEALTH CARE--13.1%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
Beckman Coulter, Inc.                                  154,700        8,906,079
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.6%
Laboratory Corp. of
America Holdings 1                                     243,100       16,649,919
--------------------------------------------------------------------------------
Omnicare, Inc.                                          69,300        2,625,084
                                                                 ---------------
                                                                     19,275,003


                 19 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--4.5%
Invitrogen Corp. 1                                     174,300   $   10,111,143
--------------------------------------------------------------------------------
Thermo Electron
Corp. 1                                                330,200       14,155,674
                                                                 ---------------
                                                                     24,266,817

--------------------------------------------------------------------------------
PHARMACEUTICALS--3.3%
Pfizer, Inc.                                           220,000        5,863,000
--------------------------------------------------------------------------------
Roche Holdings AG                                       66,000       11,549,536
                                                                 ---------------
                                                                     17,412,536

--------------------------------------------------------------------------------
INDUSTRIALS--9.9%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.5%
DRS Technologies, Inc.                                 152,400        6,739,128
--------------------------------------------------------------------------------
Goodrich Corp.                                         130,100        5,736,109
--------------------------------------------------------------------------------
L-3 Communications
Holdings, Inc.                                         211,500       17,029,980
                                                                 ---------------
                                                                     29,505,217

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.1%
ChoicePoint, Inc. 1                                    154,800        5,633,172
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.4%
General Electric Co.                                   207,400        7,281,814
--------------------------------------------------------------------------------
MACHINERY--1.9%
Actuant Corp., Cl. A                                   108,000        5,544,720
--------------------------------------------------------------------------------
Oshkosh Truck Corp.                                    103,700        4,688,277
                                                                 ---------------
                                                                     10,232,997

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--12.5%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.2%
Motorola, Inc.                                         502,700       11,592,262
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--5.1%
Amphenol Corp., Cl. A                                  110,300        7,489,370
--------------------------------------------------------------------------------
CDW Corp.                                              135,400        8,891,718
--------------------------------------------------------------------------------
Jabil Circuit, Inc.                                    381,800       10,961,478
                                                                 ---------------
                                                                     27,342,566

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--2.1%
Zebra Technologies
Corp., Cl. A 1                                         299,600       11,166,092
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.1%
KLA-Tencor Corp.                                       169,500        8,334,315

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT Continued
Taiwan Semiconductor
Manufacturing Co.
Ltd., ADR                                              880,744   $    8,543,217
                                                                 ---------------
                                                                     16,877,532

--------------------------------------------------------------------------------
MATERIALS--1.4%
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.4%
Smurfit-Stone
Container Corp. 1                                      683,200        7,282,912
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.8%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
Windstream Corp.                                       395,802        5,430,403
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.8%
Alltel Corp.                                            76,700        4,088,877
--------------------------------------------------------------------------------
UTILITIES--7.0%
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--7.0%
Dominion Resources,
Inc.                                                   145,000       11,743,550
--------------------------------------------------------------------------------
Duke Energy Corp.                                      663,300       20,986,812
--------------------------------------------------------------------------------
SCANA Corp.                                            117,000        4,675,321
                                                                 ---------------
                                                                     37,405,683
                                                                 ---------------
Total Common Stocks
(Cost $453,522,617)                                                 521,428,677

                                                     PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
SHORT-TERM NOTES--2.2%
--------------------------------------------------------------------------------
Federal Home Loan
Bank, 4.98%, 11/1/06
(Cost $11,854,000)                               $  11,854,000       11,854,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $465,376,617)                                      100.0%     533,282,677
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                            0.0         (204,076)
                                                 -------------------------------
NET ASSETS                                               100.0%  $  533,078,601
                                                 ===============================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 20 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (cost $465,376,617)--see accompanying statement of investments    $  533,282,677
-------------------------------------------------------------------------------------------------------
Cash                                                                                            70,245
-------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of capital stock sold                                                                   771,883
Interest and dividends                                                                         185,876
Other                                                                                           28,210
                                                                                        ---------------
Total assets                                                                               534,338,891

-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of capital stock redeemed                                                               924,816
Distribution and service plan fees                                                             110,718
Transfer and shareholder servicing agent fees                                                   94,396
Directors' compensation                                                                         62,920
Shareholder communications                                                                      46,411
Other                                                                                           21,029
                                                                                        ---------------
Total liabilities                                                                            1,260,290

-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $  533,078,601
                                                                                        ===============

-------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                    $        1,880
-------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 425,005,087
-------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                              387,927
-------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions              39,776,555
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                           67,907,152
                                                                                        ---------------
NET ASSETS                                                                              $  533,078,601
                                                                                        ===============


                 21 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $382,512,571 and
13,123,521 shares of capital stock outstanding)                                                       $29.15
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)       $30.93
-------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $76,582,576 and 2,915,340 shares
of capital stock outstanding)                                                                         $26.27
-------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $54,970,804 and 2,089,574 shares of
capital stock outstanding)                                                                            $26.31
-------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $19,012,650 and 666,665 shares of
capital stock outstanding)                                                                            $28.52

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 22 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $84,644)                                 $    7,477,751
-------------------------------------------------------------------------------------------------------
Interest                                                                                       789,931
-------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                             323
-------------------------------------------------------------------------------------------------------
Other income                                                                                    12,011
                                                                                        ---------------
Total investment income                                                                      8,280,016

-------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------
Management fees                                                                              4,322,669
-------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                        862,463
Class B                                                                                        765,315
Class C                                                                                        517,710
Class N                                                                                         89,847
-------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                        605,017
Class B                                                                                        221,794
Class C                                                                                        145,855
Class N                                                                                         93,824
-------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                         72,508
Class B                                                                                         22,499
Class C                                                                                         12,961
Class N                                                                                          1,969
-------------------------------------------------------------------------------------------------------
Directors' compensation                                                                         33,205
-------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                      5,566
-------------------------------------------------------------------------------------------------------
Administration service fees                                                                      1,500
-------------------------------------------------------------------------------------------------------
Other                                                                                          114,832
                                                                                        ---------------
Total expenses                                                                               7,889,534
Less reduction to custodian expenses                                                            (5,566)
Less waivers and reimbursements of expenses                                                    (32,951)
                                                                                        ---------------
Net expenses                                                                                 7,851,017

-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                          428,999


                 23 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
-------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                             $   45,672,731
Foreign currency transactions                                                                    2,931
                                                                                        ---------------
Net realized gain                                                                           45,675,662
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                 36,971,342
Translation of assets and liabilities denominated in foreign currencies                        107,311
                                                                                        ---------------
Net change in unrealized appreciation                                                       37,078,653

-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $   83,183,314
                                                                                        ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 24 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED OCTOBER 31,                                                                       2006            2005
------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                        $     428,999    $ (1,948,392)
------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                      45,675,662      58,633,132
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                  37,078,653     (21,273,522)
                                                                                    ------------------------------
Net increase in net assets resulting from operations                                   83,183,314      35,411,218

------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                               (35,134,229)    (20,205,360)
Class B                                                                                (8,357,741)     (5,450,917)
Class C                                                                                (5,324,375)     (2,913,193)
Class N                                                                                (1,754,083)       (840,494)

------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital stock transactions:
Class A                                                                                18,026,045      81,732,028
Class B                                                                                (1,297,118)      9,594,810
Class C                                                                                 5,624,017      11,963,644
Class N                                                                                 1,395,263       5,726,757

------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------
Total increase                                                                         56,361,093     115,018,493
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   476,717,508     361,699,015
                                                                                    ------------------------------
End of period (including accumulated net investment income (loss)
of $387,927 and $(44,003), respectively)                                            $ 533,078,601    $476,717,508
                                                                                    ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 25 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A         YEAR ENDED OCTOBER 31,                     2006            2005            2004            2003            2002
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $     27.34     $     26.89     $     23.71     $     19.07     $     20.91
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                .09 1          (.05) 1         (.10)           (.09)           (.13)
Net realized and unrealized gain (loss)                    4.61            2.58            3.45            4.73           (1.25)
                                                    -----------------------------------------------------------------------------
Total from investment operations                           4.70            2.53            3.35            4.64           (1.38)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                      (2.89)          (2.08)           (.17)             --            (.46)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $     29.15     $     27.34     $     26.89     $     23.71     $     19.07
                                                    =============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        18.43%           9.80%          14.22%          24.33%          (6.90)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $   382,512     $   339,703     $   252,661     $   193,955     $   150,161
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $   369,074     $   309,617     $   225,711     $   165,906     $   164,479
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                               0.32%          (0.19)%         (0.37)%         (0.43)%         (0.61)%
Total expenses                                             1.29%           1.34%           1.40%           1.56%           1.71%
Expenses after payments and waivers
and reduction to custodian expenses                        1.28%           1.34%           1.40%           1.56%           1.71%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      56%             89%             61%             74%             75%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 26 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

CLASS B         YEAR ENDED OCTOBER 31,                     2006            2005            2004            2003            2002
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $     25.11     $     25.07     $     22.31     $     18.09     $     19.99
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.14) 1         (.28) 1         (.29)           (.22)           (.19)
Net realized and unrealized gain (loss)                    4.19            2.40            3.22            4.44           (1.25)
                                                    -----------------------------------------------------------------------------
Total from investment operations                           4.05            2.12            2.93            4.22           (1.44)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                      (2.89)          (2.08)           (.17)             --            (.46)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $     26.27     $     25.11     $     25.07     $     22.31           18.09
                                                    =============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        17.37%           8.81%          13.22%          23.33%          (7.53)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $    76,583     $    74,004     $    64,069     $    55,449     $    42,010
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $    76,606     $    73,417     $    60,460     $    46,785     $    42,900
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                       (0.58)%         (1.10)%         (1.26)%         (1.23)%         (1.30)%
Total expenses                                             2.19%           2.25%           2.30%           2.43%           2.41%
Expenses after payments and waivers
and reduction to custodian expenses                        2.19%           2.25%           2.30%           2.36%           2.41%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      56%             89%             61%             74%             75%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 27 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C         YEAR ENDED OCTOBER 31,                     2006            2005            2004            2003            2002
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $     25.14     $     25.10     $     22.34     $     18.11     $     20.01
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.14) 1         (.27) 1         (.29)           (.14)           (.13)
Net realized and unrealized gain (loss)                    4.20            2.39            3.22            4.37           (1.31)
                                                    -----------------------------------------------------------------------------
Total from investment operations                           4.06            2.12            2.93            4.23           (1.44)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                      (2.89)          (2.08)           (.17)             --            (.46)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $     26.31     $     25.14     $     25.10     $     22.34     $     18.11
                                                    =============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        17.39%           8.80%          13.20%          23.36%          (7.52)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $    54,971     $    46,560     $    34,414     $    30,510     $    16,979
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $    51,822     $    42,635     $    32,051     $    20,901     $    15,323
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                       (0.57)%         (1.09)%         (1.26)%         (1.24)%         (1.30)%
Total expenses                                             2.17%           2.24%           2.31%           2.43%           2.41%
Expenses after payments and waivers
and reduction to custodian expenses                        2.17%           2.24%           2.31%           2.36%           2.41%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      56%             89%             61%             74%             75%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 28 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

CLASS N         YEAR ENDED OCTOBER 31,                     2006            2005            2004            2003            2002
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $     26.91     $     26.61     $     23.56     $     19.00     $     20.88
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                        (.03) 1         (.16) 1         (.19)           (.15)           (.17)
Net realized and unrealized gain (loss)                    4.53            2.54            3.41            4.71           (1.25)
                                                    -----------------------------------------------------------------------------
Total from investment operations                           4.50            2.38            3.22            4.56           (1.42)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                      (2.89)          (2.08)           (.17)             --            (.46)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $     28.52     $     26.91     $     26.61     $     23.56     $     19.00
                                                    =============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        17.93%           9.31%          13.75%          24.00%          (7.10)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $    19,013     $    16,451     $    10,554     $     6,408     $     2,983
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $    17,985     $    13,849     $     8,724     $     4,218     $     1,475
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                       (0.12)%         (0.61)%         (0.78)%         (0.75)%         (0.88)%
Total expenses                                             1.90%           2.08%           2.20%           1.97%           1.87%
Expenses after payments and waivers
and reduction to custodian expenses                        1.72%           1.76%           1.81%           1.87%           1.87%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      56%             89%             61%             74%             75%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 29 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Quest Capital Value Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a subadvisory agreement with Oppenheimer Capital LLC.

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchan-ge on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring


                 30 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recor-ded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Oper-ating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.


                 31 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                                                              NET UNREALIZED
                                                                APPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED         ACCUMULATED     OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                LOSS    FOR FEDERAL INCOME
    INCOME                    GAIN    CARRYFORWARD 1,2          TAX PURPOSES
    ------------------------------------------------------------------------
    $13,044,241        $27,185,677                 $--           $67,907,152

1. During the fiscal year ended October 31, 2006, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended October 31, 2005, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2006. Net assets of the Fund were unaffected by the reclassifications.

                                            INCREASE TO         REDUCTION TO
                                            ACCUMULATED      ACCUMULATED NET
                INCREASE TO              NET INVESTMENT        REALIZED GAIN
                PAID-IN CAPITAL                  INCOME     ON INVESTMENTS 3
                ------------------------------------------------------------
                $5,688,356                       $2,931           $5,691,287

3. $5,688,356, including $4,227,865 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended October 31, 2006 and October 31, 2005 was as follows:

                                                YEAR ENDED        YEAR ENDED
                                             OCT. 31, 2006     OCT. 31, 2005
                ------------------------------------------------------------
                Distributions paid from:
                Ordinary income              $   1,473,065     $   7,524,389
                Long-term capital gain          49,097,363        21,885,575
                                             -------------------------------
                Total                        $  50,570,428     $  29,409,964
                                             ===============================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.


                 32 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

            Federal tax cost of securities      $  465,376,617
                                                ==============
            Gross unrealized appreciation       $   79,933,681
            Gross unrealized depreciation          (12,026,529)
                                                --------------
            Net unrealized appreciation         $   67,907,152
                                                ==============

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended October 31, 2006, the Fund's projected benefit obligations were increased by $25,417 and payments of $5,029 were made to retired directors, resulting in an accumulated liability of $58,938 as of October 31, 2006.

      The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the


                 33 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized one billion shares of $0.0001 par value capital stock in aggregate to be apportioned among each class of shares. Transactions in shares of capital stock were as follows:

                              YEAR ENDED OCTOBER 31, 2006     YEAR ENDED OCTOBER 31, 2005
                                  SHARES           AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------
CLASS A
Sold                           3,428,582    $  94,959,032       5,126,318    $139,073,180
Dividends and/or
distributions reinvested       1,216,605       31,765,567         685,289      17,830,853
Redeemed                      (3,947,226)    (108,698,554)     (2,781,682)    (75,172,005)
                              ------------------------------------------------------------
Net increase                     697,961    $  18,026,045       3,029,925    $ 81,732,028
                              ============================================================

------------------------------------------------------------------------------------------
CLASS B
Sold                             662,085    $  16,582,767       1,048,244    $ 26,362,973
Dividends and/or
distributions reinvested         332,565        7,888,450         211,813       5,102,574
Redeemed                      (1,026,360)     (25,768,335)       (868,351)    (21,870,737)
                              ------------------------------------------------------------
Net increase (decrease)          (31,710)   $  (1,297,118)        391,706    $  9,594,810
                              ============================================================


                 34 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

                              YEAR ENDED OCTOBER 31, 2006     YEAR ENDED OCTOBER 31, 2005
                                  SHARES           AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------
CLASS C
Sold                             534,433    $  13,374,856         752,642    $ 18,936,146
Dividends and/or
distributions reinvested         203,472        4,832,457         110,036       2,654,047
Redeemed                        (500,237)     (12,583,296)       (381,897)     (9,626,549)
                              ------------------------------------------------------------
Net increase                     237,668    $   5,624,017         480,781    $ 11,963,644
                              ============================================================

------------------------------------------------------------------------------------------
CLASS N
Sold                             185,780    $   5,032,410         306,714    $  8,253,911
Dividends and/or
distributions reinvested          64,913        1,664,380          32,272         829,719
Redeemed                        (195,260)      (5,301,527)       (124,402)     (3,356,873)
                              ------------------------------------------------------------
Net increase                      55,433    $   1,395,263         214,584    $  5,726,757
                              ============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2006, were as follows:

                                PURCHASES              SALES
------------------------------------------------------------
Investment securities        $277,791,975       $286,626,453

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                  FEE SCHEDULE
                  --------------------------------------------
                  Up to $400 million                     0.85%
                  Next $400 million                      0.80
                  Next $400 million                      0.75
                  Next $400 million                      0.65
                  Next $400 million                      0.60
                  Over $2.0 billion                      0.50

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. The Manager retains Oppenheimer Capital LLC (the "Sub-Advisor") to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Advisor an annual fee in monthly installments, based on the average daily net assets of the Fund. The fee paid to the Sub-Advisor under the Sub-Advisory agreement is paid by the Manager, not by the Fund. The fee is calculated as a percentage of the fee the Fund pays the Manager. The rate is 40% of the advisory fee collected by the Manager based on the net assets of the Fund as of February 28, 1997, and remaining 120 days later, plus 30% of the fee collected by the Manager on assets in excess of that amount. In each case the fee is calculated after any waivers of the


                 35 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

Manager's fee from the Fund. For the year ended October 31, 2006, the Manager paid $1,581,320 to the Sub-Advisor for its services to the Fund.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 31, 2006, the Fund paid $1,029,879 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the plan, the Fund pays a service fee to the Distributor of up to 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Directors set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2006 for Class B, Class C and Class N shares were $625,348, $584,895 and $249,221, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.


                 36 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

                                           CLASS A          CLASS B          CLASS C          CLASS N
                           CLASS A      CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                         FRONT-END        DEFERRED         DEFERRED         DEFERRED         DEFERRED
                     SALES CHARGES   SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
                       RETAINED BY     RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
 YEAR ENDED            DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
------------------------------------------------------------------------------------------------------
October 31, 2006          $240,266          $7,369         $124,391          $18,111           $4,783

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended October 31, 2006, OFS waived $32,951 for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of October 31, 2006, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency


                 37 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. SECURITIES LENDING Continued

or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of Ocotber 31, 2006, the Fund had no securities on loan.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES . FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES . FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of October 31, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

      In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of October 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Man-ager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.


                 38 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                 39 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Quest Capital Value Fund, Inc., including the statement of investments, as of October 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Quest Capital Value Fund, Inc. as of October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
December 12, 2006


                 40 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Capital gain distributions of $2.8067 per share were paid to Class A, Class B, Class C and Class N shareholders, respectively, on December 8, 2005. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Fund during the fiscal year ended October 31, 2006 which are not designated as capital gain distributions should be multiplied by 45.50% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended October 31, 2006 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $7,562,394 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2007, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended October 31, 2006, $14,151,547 or 100% of the short-term capital gain distribution paid by the Fund qualifies as a short-term capital gain dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                 41 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                 42 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

DIRECTORS AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
NAME, POSITION(S)                  PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER
HELD WITH THE FUND, LENGTH         TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF PORTFOLIOS IN THE
OF SERVICE, AGE                    FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT DIRECTORS              THE ADDRESS OF EACH DIRECTOR IN THE CHART BELOW IS 6803 S.
                                   TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH DIRECTOR
                                   SERVES FOR A INDEFINITE TERM, OR UNTIL HIS OR HER
                                   RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY,                Principal of Courtney Associates, Inc. (venture capital firm)
Chairman of the Board              (since 1982); General Partner of Trivest Venture Fund
of Directors (since 2001),         (private venture capital fund); President of Investment
Director (since 1996)              Counseling Federated Investors, Inc. (1973-1982); Trustee of
Age: 73                            the following open-end investment companies: Cash Assets
                                   Trust (1984), Premier VIT (formerly PIMCO Advisors VIT), Tax
                                   Free Trust of Arizona (since 1984) and four funds for the
                                   Hawaiian Tax Free Trust. Oversees 11 portfolios in the
                                   OppenheimerFunds complex.

DAVID K. DOWNES,                   President, Chief Executive Officer and Board Member of
Director (since 2005)              CRAFund Advisors, Inc. (investment management company)
Age: 66                            (since January 2004); President of The Community
                                   Reinvestment Act Qualified Investment Fund (investment
                                   management company) (since January 2004); Independent
                                   Chairman of the Board of Trustees of Quaker Investment Trust
                                   (registered investment company) (since January 2004);
                                   Director of Internet Capital Group (information technology company) (since October 2003); Chief Operating Officer and
                                   Chief Financial Officer of Lincoln National Investment
                                   Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S.,
                                   Inc. (investment management subsidiary of Lincoln National
                                   Corporation) (1995-2003); President, Chief Executive Officer
                                   and Trustee of Delaware Investment Family of Funds
                                   (1995-2003); President and Board Member of Lincoln National
                                   Convertible Securities Funds, Inc. and the Lincoln National
                                   Income Funds, TDC (1995-2003); Chairman and Chief Executive
                                   Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of
                                   Delaware Investments U.S., Inc.) (1995-2003); President and
                                   Chief Executive Officer of Delaware Service Company, Inc.
                                   (1995-2003); Chief Administrative Officer, Chief Financial
                                   Officer, Vice Chairman and Director of Equitable Capital
                                   Management Corporation (investment subsidiary of Equitable
                                   Life Assurance Society) (1985-1992); Corporate Controller of
                                   Merrill Lynch & Company (financial services holding company)
                                   (1977-1985); held the following positions at the
                                   Colonial Penn Group, Inc. (insurance company): Corporate
                                   Budget Director (1974-1977), Assistant Treasurer (1972-1974)
                                   and Director of Corporate Taxes (1969-1972); held the
                                   following positions at Price Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior
                                   (1965-1967) and Staff Accountant (1963-1965); United States
                                   Marine Corps (1957-1959). Oversees 10 portfolios in the
                                   OppenheimerFunds complex.

ROBERT G. GALLI,                   A director or trustee of other Oppenheimer funds. Oversees
Director (since 1998)              55 portfolios in the OppenheimerFunds complex.
Age: 73

LACY B. HERRMANN,                  Founder and Chairman Emeritus of Aquila Group of Funds
Director (since 1996)              (open-end investment company) (since December 2004);
Age: 77                            Chairman of Aquila Management Corporation and Aquila
                                   Investment Management LLC (since August 1984); Chief
                                   Executive Officer and President of Aquila Management
                                   Corporation (August 1984-December 1994); Vice President,
                                   Director and Secretary of Aquila Distributors, Inc.
                                   (distributor of Aquila Management Corporation); Treasurer of
                                   Aquila Distributors, Inc.; President and Chairman of the
                                   Board of Trustees of Capital Cash Management Trust ("CCMT");
                                   President and Director of STCM Management Company, Inc.
                                   (sponsor and adviser to CCMT); Chairman,


                 43 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

DIRECTORS AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

LACY B. HERRMANN,                  President and Director of InCap Management Corporation;
Continued                          Sub-Advisor and Administrator of Prime Cash Fund & Short Term
                                   Asset Reserves; Director of OCC Cash Reserves, Inc. (open-end investment company) (June 2003-December 2004); Trustee of
                                   Premier VIT (formerly PIMCO Advisors VIT) (investment com-
                                   pany) (since 1994); Trustee of OCC Accumulation Trust
                                   (open-end investment company) (until December 2004); Trustee
                                   Emeritus of Brown University (since June 1983). Oversees 11 portfolios in the OppenheimerFunds complex.

BRIAN F. WRUBLE,                   General Partner of Odyssey Partners, L.P. (hedge fund) (since
Director (since 2001)              September 1995); Director of Special Value Opportunities
Age: 63                            Fund, LLC (registered investment company) (since September
                                   2004); Member, Zurich Financial Investment Advisory Board
                                   (insurance) (affiliate of the Manager's parent company)
                                   (since October 2004); Board of Governing Trustees of The
                                   Jackson Laboratory (non-profit) (since August 1990); Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Special Limited Partner of
                                   Odyssey Investment Partners, LLC (private equity investment)
                                   (January 1999-September 2004); Trustee of Research Foundation
                                   of AIMR (2000-2002) (investment research, non-profit);
                                   Governor, Jerome Levy Economics Institute of Bard College
                                   (August 1990-September 2001) (economics research); Director of Ray & Berendtson, Inc. (May 2000-April 2002) (executive search firm); President and Chief Executive Officer of the
                                   Delaware Group of Mutual Funds (1992-1995); Chairman,
                                   President and Chief Executive Officer of Equitable Capital
                                   Management Corporation (1985-1992); Vice President, Senior
                                   Vice President, Executive Vice President and Chief Investment
                                   Officer at The Equitable Life Assurance Society of the U.S.
                                   (1979-1992); Vice President and Co-manager of Fundamental
                                   Equities Research at Smith Barney, Harris Upham and Company
                                   (1970-1979); Engineer, Sperry Gyroscope Company (1966-1970);
                                   former governor of the Association for Investment Management and Research; former chairman of the Institute of Chartered
                                   Financial Analysts; Chartered Financial Analyst. Oversees 55
                                   portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR                MR. MURPHY IS AN "INTERESTED DIRECTOR" BECAUSE HE IS
AND OFFICER                        AFFILIATED WITH THE MANAGER BY VIRTUE OF HIS POSITIONS AS AN
                                   OFFICER AND DIRECTOR OF THE MANAGER, AND AS A SHAREHOLDER OF
                                   ITS PARENT COMPANY. THE ADDRESS OF MR. MURPHY IS TWO WORLD
                                   FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK,
                                   NEW YORK 10281-1008. MR. MURPHY SERVES AS A DIRECTOR FOR AN
                                   INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH
                                   OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL
                                   HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and Director (since June
Director (since 2005) and          2001) and President (since September 2000) of the Manager;
President and Principal            President and director or trustee of other Oppenheimer funds;
Executive Officer (since 2001)     President and Director of Oppenheimer Acquisition Corp.
Age: 57                            ("OAC") (the Manager's parent holding company) and of
                                   Oppenheimer Partnership Holdings, Inc. (holding company
                                   subsidiary of the Manager) (since July 2001); Director of
                                   OppenheimerFunds Distributor, Inc. (subsidiary of the
                                   Manager) (since November 2001); Chairman and Director of
                                   Shareholder Services, Inc. and of Shareholder Financial
                                   Services, Inc. (transfer agent subsidiaries of the Manager)
                                   (since July 2001); President and Director of OppenheimerFunds
                                   Legacy Program (charitable trust program established by the
                                   Manager) (since July 2001); Director of the following
                                   investment advisory subsidiaries of the Manager: OFI
                                   Institutional Asset Management, Inc., Centennial Asset
                                   Management Corporation, Trinity Investment Management
                                   Corporation and Tremont Capital Management, Inc. (since
                                   November 2001), HarbourView Asset Management Corporation and
                                   OFI Private Investments, Inc. (since July 2001); President
                                   (since November 1, 2001) and Director (since July 2001) of
                                   Oppenheimer Real Asset Management, Inc.; Executive Vice
                                   President of Massachusetts Mutual Life Insurance Company


                 44 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

JOHN V. MURPHY,                    (OAC's parent company) (since February 1997); Director of DLB
Continued                          Acquisition Corporation (holding company parent of Babson
                                   Capital Management LLC) (since June 1995); Member of the
                                   Investment Company Institute's Board of Governors (since
                                   October 3, 2003); Chief Operating Officer of the Manager
                                   (September 2000-June 2001); President and Trustee of MML
                                   Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001);
                                   Director of C.M. Life Insurance Company (September
                                   1999-August 2000); President, Chief Executive Officer and
                                   Director of MML Bay State Life Insurance Company (September
                                   1999-August 2000); Director of Emerald Isle Bancorp and
                                   Hibernia Savings Bank (wholly-owned subsidiary of Emerald
                                   Isle Bancorp) (June 1989-June 1998). Oversees 92 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------
OTHER OFFICERS OF THE              THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS
FUND                               FOLLOWS: FOR MESSRS. ZACK, GILLESPIE AND MS. BLOOMBERG, TWO
                                   WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW
                                   YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN,
                                   SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL,
                                   COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE
                                   TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR
                                   REMOVAL.

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer of the
Vice President and Chief           Manager (since March 2004); Vice President of
Compliance Officer                 OppenheimerFunds Distributor, Inc., Centennial Asset
(since 2004)                       Management Corporation and Shareholder Services, Inc. (since
Age: 56                            June 1983). Former Vice President and Director of Internal
                                   Audit of the Manager (1997-February 2004). An officer of 92 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                   Senior Vice President and Treasurer of the Manager (since
Treasurer and Principal            March 1999); Treasurer of the following: HarbourView Asset
Financial and Accounting           Management Corporation, Shareholder Financial Services, Inc.,
Officer (since 1999)               Shareholder Services, Inc., Oppenheimer Real Asset Management
Age: 47                            Corporation, and Oppenheimer Partnership Holdings, Inc.
                                   (since March 1999), OFI Private Investments, Inc. (since
                                   March 2000), OppenheimerFunds International Ltd. (since May
                                   2000), OppenheimerFunds plc (since May 2000), OFI
                                   Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and
                                   Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant
                                   Treasurer of the following: OAC (since March 1999),
                                   Centennial Asset Management Corporation (March 1999-October
                                   2003) and OppenheimerFunds Legacy Program (April 2000-June
                                   2003); Principal and Chief Operating Officer of Bankers Trust
                                   Company-Mutual Fund Services Division (March 1995-March
                                   1999). An officer of 92 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                 Assistant Vice President of the Manager (since August 2002);
Assistant Treasurer                Manager/Financial Product Accounting of the Manager (November
(since 2004)                       1998-July 2002). An officer of 92 portfolios in the
Age: 36                            OppenheimerFunds complex.

BRIAN C. SZILAGYI,                 Assistant Vice President of the Manager (since July 2004);
Assistant Treasurer                Director of Financial Reporting and Compliance of First Data
(since 2005)                       Corporation (April 2003-July 2004); Manager of Compliance of
Age: 36                            Berger Financial Group LLC (May 2001-March 2003); Director of
                                   Mutual Fund Operations at American Data Services, Inc.
                                   (September 2000-May 2001). An officer of 92 portfolios in the
                                   OppenheimerFunds complex.


                 45 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

DIRECTORS AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General
Secretary (since 2001)             Counsel (since March 2002) of the Manager; General Counsel
Age: 58                            and Director of the Distributor (since December 2001);
                                   General Counsel of Centennial Asset Management Corporation
                                   (since December 2001); Senior Vice President and General
                                   Counsel of HarbourView Asset Management Corporation (since
                                   December 2001); Secretary and General Counsel of OAC (since
                                   November 2001); Assistant Secretary (since September 1997)
                                   and Director (since November 2001) of OppenheimerFunds
                                   International Ltd. and OppenheimerFunds plc; Vice President
                                   and Director of Oppenheimer Partnership Holdings, Inc. (since
                                   December 2002); Director of Oppenheimer Real Asset
                                   Management, Inc. (since November 2001); Senior Vice
                                   President, General Counsel and Director of Shareholder
                                   Financial Services, Inc. and Shareholder Services, Inc.
                                   (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust
                                   Company (since November 2001); Vice President of
                                   OppenheimerFunds Legacy Program (since June 2003); Senior
                                   Vice President and General Counsel of OFI Institutional Asset
                                   Management, Inc. (since November 2001); Director of
                                   OppenheimerFunds (Asia) Limited (since December 2003); Senior
                                   Vice President (May 1985-December 2003), Acting General
                                   Counsel (November 2001-February 2002) and Associate General
                                   Counsel (May 1981-October 2001) of the Manager; Assistant
                                   Secretary of the following: Shareholder Services, Inc. (May
                                   1985-November 2001), Shareholder Financial Services, Inc.
                                   (November 1989-November 2001), and OppenheimerFunds
                                   International Ltd. (September 1997-November 2001). An officer of 92 portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,                  Vice President (since June 1998) and Senior Counsel and
Assistant Secretary                Assistant Secretary (since October 2003) of the Manager; Vice
(since 2001)                       President (since 1999) and Assistant Secretary (since
Age: 41                            October 2003) of the Distributor; Assistant Secretary of
                                   Centennial Asset Management Corporation (since October 2003);
                                   Vice President and Assistant Secretary of Shareholder
                                   Services, Inc. (since 1999); Assistant Secretary of
                                   OppenheimerFunds Legacy Program and Shareholder Financial
                                   Services, Inc. (since December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 92
                                   portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                 Vice President and Associate Counsel of the Manager (since
Assistant Secretary                May 2004); First Vice President (April 2001-April 2004),
(since 2004)                       Associate General Counsel (December 2000-April 2004),
Age: 38                            Corporate Vice President (May 1999-April 2001) and Assistant
                                   General Counsel (May 1999-December 2000) of UBS Financial
                                   Services Inc. (formerly, PaineWebber Incorporated). An
                                   officer of 92 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,              Senior Vice President and Deputy General Counsel of the
Assistant Secretary                Manager (since September 2004); First Vice President
(since 2004)                       (2001-September 2004); Director (2000-September 2004) and
Age: 42                            Vice President (1998-2000) of Merrill Lynch Investment
                                   Management. An officer of 92 portfolios in the
                                   OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                 46 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that David Downes, a member of the Board's Audit Committee, is an audit committee financial expert and that Mr. Downes is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $12,500 in fiscal 2006 and $10,000 in fiscal 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $195,954 in fiscal 2006 and $156,805 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2006 and $6,536 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Preparation of form 5500

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $195,954 in fiscal 2006 and $163,341 in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


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ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest Capital Value Fund, Inc.


By:   /s/ John V. Murphy
      _______________________________
      John V. Murphy
      Principal Executive Officer
Date: December 12, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      _______________________________
      John V. Murphy
      Principal Executive Officer
Date: December 12, 2006


By:   /s/ Brian W. Wixted
      _______________________________
      Brian W. Wixted
      Principal Financial Officer
Date: December 12, 2006